                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            March 31, 2010


Check here if Amendment;          [X]  Amendment Number:  1
This Amendment (Check only one.):        [ ]  is a restatement.
                                         [X]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Independent Fiduciary Services, Inc.
Address:          805 15th Street, NW
                  Suite 1120
                  Washington, DC  20005

Form 13F File Number:      28-12135
                           --------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                Richard Schmidt
         Title:               Executive VP & CFO
         Phone:               (973) 424-6400

Signature, Place, and Date of Signing:


   /s/ Richard Schmidt           Newark, NJ             March 31, 2011
 -----------------------       ------------------       ---------------
       [Signature]              [City, State]             [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

None.

                              Form 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                      0
                                                  -----------------

Form 13F Information Table Entry Total:                 6
                                                  -----------------

Form 13F Information Table Value Total:           $    414,028
                                                   ----------------
                                                      (thousands)




List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



           March 31, 2010


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/   Sh/  Put/  Investment   Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt   Prn  Call  Discretion  Managers  Sole      Shared    None
      --------------            -----    -----     --------  -------   ---  ----  ----------- --------  ----      ------    ----


A D C Telecommunications        COM     000886309    11448   1566142   SH         SOLE                                      1566142
Allete Inc.                     COM     018522300     5574    166500   SH         SOLE                            166500
Franklin Resources Inc.         COM     354613101   100235    903833   SH         SOLE                            903833
Kaiser Aluminum Corporation     COM     483007704   132140   4845465   SH         SOLE                  4845465
PPG Industries Inc.             COM     693506107   144953   2216408   SH         SOLE                            2216408
Solutia Inc.                    COM     834376501    19678   1221492   SH         SOLE                  1221492









REPORT SUMMARY          6 DATA RECORDS      $414,028         ALL OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED   0



